                                                                                                            April 5, 2013

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

Re:       DREYFUS TAX EXEMPT CASH MANAGEMENT FUNDS

-          Dreyfus Tax Exempt Cash Management

-          Dreyfus California AMT-Free Municipal Cash Management

-          Dreyfus New York AMT-Free Municipal Cash Management

            File No.: 811-3954; 2-89275

Gentlemen:

            Transmitted for filing is Form N-CSR for the above-referenced Registrant for the Annual period ended January 31, 2013.

            Please direct any questions or comments to the attention of the undersigned at 212.922.6837.

                                                                                                Very truly yours,

                                                                                                /s/Jordan Hodge

                                                                                                Jordan Hodge

JH/

Enclosure